STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS (Tables)	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
	Shares	Weighted	Remaining	Grant-
	Underlying	Average	Contractual	Date
	Options	Exercise Price	Term (Years)	Fair Value
Outstanding at October 1, 2021	35,714	$70	0	$1,085,386
Granted	—	$—	—	$—
Exercised	—	$—	—	—
Forfeited	—	$—	—	—
Outstanding at September 30, 2025	35,714	$70	0	$1,085,386
Exercisable at September 30, 2025	35,714	$70	0	$—

*	The table gives retroactive effect to the January 31, 2025 one-for-seven reverse share split.

Schedule of Outstanding Warrants
			Weighted
			Average
	Shares Underlying	Weighted Average	Remaining Contractual
	Options/ Warrants	Exercise Price	Term (Years)
Outstanding at October 1, 2024	682,092	$20.09	1.42
Issued	—	$—	—
Exercised	(316,901)	$—	—
Expired	(351,089)	$—	—
Outstanding at September 30, 2025	14,102	$1.38	0.42
Exercisable at September 30, 2025	14,102	$1.38	0.42

*	The table gives retroactive effect to the January 31, 2025 one-for-seven reverse share split.